UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2014

• JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments

June 30, 2014

	Shares/Par†	Value
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 31.4%
AEP Texas Central Transition Funding III LLC
0.88%, 12/01/18	$399,846	$400,563
1.98%, 06/01/21	4,000,000	3,995,984
American Express Credit Account Master Trust
0.99%, 03/15/18	3,300,000	3,310,250
0.77%, 05/15/18	5,100,000	5,104,432
American Express Issuance Trust II, 0.60%, 02/15/19 (a)	455,000	452,470
AmeriCredit Automobile Receivables Trust
2.85%, 08/08/16	1,469,297	1,480,339
4.20%, 11/08/16	183,000	187,896
2.86%, 01/09/17	1,000,000	1,012,391
1.78%, 03/08/17	525,000	529,300
1.31%, 11/08/17	1,018,000	1,024,215
0.96%, 04/09/18	400,000	401,540
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (a)	489,000	547,595
5.69%, 06/11/50 (a)	2,737,000	3,045,969
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.45%, 12/11/40 (a)	1,091,000	1,151,570
5.47%, 01/12/45 (a)	1,097,628	1,208,753
California Republic Auto Receivables Trust, 1.23%, 03/15/19	2,757,681	2,776,863
Capital One Multi-Asset Execution Trust, 0.96%, 09/16/19	5,000,000	5,000,280
CarMax Auto Owner Trust
2.00%, 05/16/16	410,000	412,378
2.59%, 08/15/16	550,000	554,405
0.97%, 04/16/18	3,000,000	3,015,972
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/18	6,017,127	6,026,688
Chase Issuance Trust
0.40%, 04/15/19 (a)	5,000,000	4,968,775
0.61%, 04/15/19 (a)	3,000,000	2,977,062
1.58%, 08/16/21	500,000	487,624
REMIC, 1.35%, 05/15/17 (a)	500,000	504,778
Chrysler Capital Auto Receivables Trust, 0.83%, 09/17/18 (b)	3,296,000	3,302,282
Citibank Credit Card Issuance Trust
5.50%, 03/24/17	1,375,000	1,423,053
1.02%, 02/22/19	5,000,000	4,996,945
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	4,000,000	4,338,560
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.40%, 07/15/44 (a)	2,102,000	2,201,820
CNH Equipment Trust
1.75%, 05/16/16	346,185	347,801
2.04%, 10/17/16	775,396	780,838
0.99%, 11/15/18	1,960,000	1,947,407
1.01%, 02/18/20	6,625,000	6,620,309
COMM Mortgage Trust REMIC, 0.72%, 03/10/46	1,015,392	1,014,462
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.58%, 05/15/36 (a)	272,845	276,120
Discover Card Execution Note Trust, 1.04%, 04/15/19	6,294,000	6,314,814
Ford Credit Auto Owner Trust
2.27%, 01/15/17	2,000,000	2,045,950
3.21%, 07/15/17	119,000	121,912
1.54%, 03/15/19	2,500,000	2,512,617
1.71%, 05/15/19	415,000	418,750
1.90%, 09/15/19	185,000	186,144
1.95%, 02/15/20	1,549,000	1,556,592
Ford Credit Floorplan Master Owner Trust
1.50%, 09/15/18	1,000,000	1,010,630
1.20%, 02/15/19	3,111,000	3,109,118
GE Equipment Midticket LLC, 0.95%, 03/22/17	2,000,000	2,004,982
GE Equipment Small Ticket LLC, 1.39%, 07/24/20 (b)	2,000,000	2,021,594
GE Equipment Transportation LLC
0.50%, 11/24/15	1,184,997	1,185,137
0.62%, 07/25/16	1,679,783	1,681,522
0.97%, 04/23/18	1,112,000	1,111,926
1.23%, 03/24/21	375,000	374,279
1.30%, 10/25/21	5,000,000	5,018,735
1.48%, 08/23/22	801,000	800,781
GreatAmerica Leasing Receivables Funding LLC
0.61%, 05/15/15 (b)	1,473,768	1,473,961
2.34%, 04/15/16 (b)	683,313	686,253
0.78%, 06/15/16 (b)	785,000	786,319
0.89%, 07/15/17 (b)	3,846,000	3,851,342
1.16%, 05/15/18 (b)	1,258,000	1,265,603
1.47%, 08/15/20 (b)	435,000	434,099
Huntington Auto Trust, 1.07%, 02/15/18	275,000	276,384
Hyundai Auto Receivables Trust, 2.10%, 06/15/17	1,823,000	1,867,235
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.53%, 12/15/44 (a)	1,025,000	1,086,463
LB-UBS Commercial Mortgage Trust REMIC, 5.06%, 09/15/40 (a)	575,000	597,436
MMCA Auto Owner Trust
1.57%, 08/15/17 (b)	424,990	428,714
1.21%, 12/16/19 (b)	3,405,000	3,411,534
Morgan Stanley Capital I Trust REMIC
5.83%, 06/11/42 (a)	4,000,000	4,459,120
4.99%, 06/12/47 (a)	535,000	553,619
Sierra Receivables Funding Co. LLC, 2.38%, 03/20/29 (b)	1,710,904	1,737,545
Sierra Timeshare Receivables Funding LLC
3.51%, 11/20/25 (b)	674,073	686,878
3.37%, 07/20/28 (b)	917,456	941,766
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (a) (b)	2,233,592	2,233,228
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (b)	1,252,000	1,252,929
Wachovia Bank Commercial Mortgage Trust REMIC, 5.63%, 07/15/41 (a)	2,557,366	2,564,394
Westlake Automobile Receivables Trust, 1.12%, 01/15/18 (b)	3,489,421	3,498,870
World Omni Auto Receivables Trust, 2.48%, 12/15/17	495,000	498,962
Total Non-U.S. Government Agency Asset-Backed Securities (cost $143,755,941)		143,895,826
CORPORATE BONDS AND NOTES - 56.2%
CONSUMER DISCRETIONARY - 5.3%
Dollar General Corp., 1.88%, 04/15/18	3,000,000	2,974,662
GLP Capital LP, 4.38%, 11/01/18 (b)	1,037,000	1,070,702
Home Depot Inc., 2.00%, 06/15/19	3,500,000	3,501,897
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	1,846,000	1,901,380
KB Home, 4.75%, 05/15/19	2,074,000	2,089,555
Macy’s Retail Holdings Inc., 7.88%, 07/15/15 (c)	2,000,000	2,148,262

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Time Warner Cable Inc., 6.75%, 07/01/18	2,250,000	2,662,137
Toll Brothers Finance Corp., 4.00%, 12/31/18	2,077,000	2,139,310
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (b)	2,000,000	2,135,000
Walt Disney Co., 1.85%, 05/30/19 (d)	3,556,000	3,531,446
		24,154,351
CONSUMER STAPLES - 3.9%
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	3,232,000	3,366,238
ConAgra Foods Inc., 1.30%, 01/25/16	3,000,000	3,024,744
Kimberly-Clark Corp., 1.90%, 05/22/19	2,500,000	2,497,318
Kraft Foods Group Inc., 2.25%, 06/05/17	3,000,000	3,079,536
Mondelez International Inc., 2.25%, 02/01/19	2,000,000	2,013,412
PepsiCo Inc., 0.44%, 02/26/16 (a)	2,500,000	2,502,557
WM Wrigley Jr. Co.
1.40%, 10/21/16 (b)	909,000	915,215
2.00%, 10/20/17 (b)	468,000	474,786
		17,873,806
ENERGY - 1.3%
Canadian Natural Resources Ltd., 0.61%, 03/30/16 (a)	2,000,000	2,004,334
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)	848,000	905,240
Total Capital International SA, 2.10%, 06/19/19	3,000,000	3,012,930
		5,922,504
FINANCIALS - 30.3%
ABN AMRO Bank NV, 4.25%, 02/02/17 (b)	5,000,000	5,364,850
AerCap Ireland Capital Ltd., 2.75%, 05/15/17 (b) (d)	198,000	199,238
Ameriprise Financial Inc., 5.65%, 11/15/15	1,391,000	1,483,709
Australia & New Zealand Banking Group Ltd., 1.25%, 06/13/17	3,000,000	3,003,720
Bank of America Corp.
4.75%, 08/01/15	1,000,000	1,043,508
6.00%, 09/01/17	3,000,000	3,388,677
2.00%, 01/11/18	1,500,000	1,509,513
Bank of Montreal, 2.38%, 01/25/19	2,000,000	2,032,288
Capital One Bank USA NA, 1.15%, 11/21/16	5,234,000	5,254,104
Capital One Financial Corp., 1.00%, 11/06/15	630,000	631,694
CIT Group Inc., 3.88%, 02/19/19	1,764,000	1,791,518
Citigroup Inc.
4.75%, 05/19/15	4,428,000	4,589,564
1.70%, 07/25/16	2,000,000	2,023,128
CNH Capital LLC, 3.88%, 11/01/15	4,250,000	4,335,000
Commonwealth Bank of Australia, 2.25%, 03/13/19	3,000,000	3,025,572
Discover Bank, 2.00%, 02/21/18	3,000,000	3,017,526
ERP Operating LP, 2.38%, 07/01/19	2,000,000	2,005,236
Fifth Third Bancorp, 3.63%, 01/25/16	1,000,000	1,043,920
Fifth Third Bank
4.75%, 02/01/15	1,505,000	1,541,456
2.38%, 04/25/19	3,000,000	3,038,514
First Tennessee Bank NA, 5.05%, 01/15/15	5,000,000	5,111,085
Ford Motor Credit Co. LLC
8.70%, 10/01/14	1,500,000	1,531,011
2.50%, 01/15/16	2,000,000	2,050,614
1.50%, 01/17/17	2,000,000	2,010,604
General Electric Capital Corp.
0.42%, 05/11/16 (a)	2,000,000	1,999,844
5.40%, 02/15/17	2,500,000	2,774,995
2.30%, 04/27/17	2,000,000	2,065,414
Goldman Sachs Group Inc.
5.35%, 01/15/16 (d)	2,000,000	2,133,670
2.38%, 01/22/18 (d)	4,000,000	4,065,196
HCP Inc., 6.30%, 09/15/16	1,500,000	1,669,775
Huntington National Bank, 1.30%, 11/20/16	1,875,000	1,882,984
Intesa Sanpaolo SpA, 2.38%, 01/13/17	4,364,000	4,429,307
JPMorgan Chase & Co.
1.35%, 09/22/15 (a)	1,615,000	1,632,566
2.00%, 08/15/17	3,000,000	3,050,367
KFW, 0.50%, 07/15/16	2,193,000	2,190,239
Mack-Cali Realty LP, 5.13%, 01/15/15	2,444,000	2,497,873
MBNA Corp., 5.00%, 06/15/15	1,735,000	1,807,037
Mid-America Apartments LP, 5.50%, 10/01/15 (b)	1,345,000	1,421,801
Morgan Stanley
6.00%, 04/28/15	2,000,000	2,092,946
5.55%, 04/27/17	4,000,000	4,444,256
National Australia Bank Ltd., 2.25%, 07/01/19 (b)	2,250,000	2,252,655
Nordea Bank AB, 2.38%, 04/04/19 (b)	2,013,000	2,031,665
Perrigo Co. Plc, 1.30%, 11/08/16 (b)	1,564,000	1,561,529
PNC Bank NA, 1.13%, 01/27/17	3,000,000	3,007,941
PNC Funding Corp., 4.25%, 09/21/15	2,000,000	2,088,088
Prologis International Funding II, 4.88%, 02/15/20 (b)	900,000	974,806
Regions Financial Corp., 5.75%, 06/15/15	2,000,000	2,090,340
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	6,000,000	6,123,456
Royal Bank of Scotland Plc, 4.38%, 03/16/16	260,000	274,613
Santander Holdings USA Inc.
3.00%, 09/24/15	5,000,000	5,135,440
4.63%, 04/19/16	2,000,000	2,126,260
SLM Corp., 3.88%, 09/10/15	2,362,000	2,409,240
SunTrust Bank, 1.35%, 02/15/17	4,000,000	4,016,740
Wells Fargo & Co.
3.68%, 06/15/16 (e)	1,500,000	1,582,836
1.15%, 06/02/17	2,000,000	1,996,174
		138,856,102
HEALTH CARE - 3.9%
Express Scripts Holding Co., 2.65%, 02/15/17 (d)	3,000,000	3,116,286
Medco Health Solutions Inc., 2.75%, 09/15/15	1,500,000	1,535,793
Mylan Inc., 1.35%, 11/29/16	4,000,000	4,006,292
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	3,000,000	3,072,963
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	1,307,000	1,320,113
Ventas Realty LP, 1.55%, 09/26/16	1,895,000	1,914,121
Zoetis Inc., 1.15%, 02/01/16	3,000,000	3,018,657
		17,984,225
INDUSTRIALS - 2.3%
Aviation Capital Group Corp., 3.88%, 09/27/16 (b)	1,346,000	1,392,993
Bombardier Inc., 4.75%, 04/15/19 (b)	1,671,000	1,700,242
Eaton Corp., 1.50%, 11/02/17	3,000,000	3,003,195
Penske Truck Leasing Co. LP, 3.75%, 05/11/17 (b)	2,000,000	2,124,818
Ryder System Inc., 2.45%, 09/03/19	2,500,000	2,509,160
		10,730,408
INFORMATION TECHNOLOGY - 2.3%
Hewlett-Packard Co.
2.35%, 03/15/15	2,000,000	2,026,014
2.65%, 06/01/16	5,000,000	5,160,995
Oracle Corp., 2.25%, 10/08/19	2,250,000	2,250,900
Sanmina Corp., 4.38%, 06/01/19 (b)	1,151,000	1,149,561
		10,587,470
MATERIALS - 2.6%
Anglo American Capital Plc, 1.18%, 04/15/16 (a) (b)	1,216,000	1,219,862
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (b)	2,500,000	2,581,250

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Martin Marietta Materials Inc., 1.33%, 06/30/17 (a) (b)	1,051,000	1,050,384
Monsanto Co., 2.13%, 07/15/19	5,000,000	5,006,260
Yara International ASA, 5.25%, 12/15/14 (b)	2,000,000	2,041,706
		11,899,462
TELECOMMUNICATION SERVICES - 2.9%
America Movil SAB de CV, 5.75%, 01/15/15 (d)	4,000,000	4,100,720
AT&T Inc., 1.70%, 06/01/17 (d)	3,000,000	3,039,591
PAETEC Holding Corp., 9.88%, 12/01/18	1,006,000	1,083,965
Verizon Communications Inc.
0.70%, 11/02/15	2,000,000	2,005,086
1.35%, 06/09/17	3,000,000	2,998,539
		13,227,901
UTILITIES - 1.4%
AES Corp., 3.23%, 06/01/19 (a)	1,049,000	1,056,867
Pepco Holdings Inc., 2.70%, 10/01/15	2,670,000	2,722,471
Southern California Edison Co., 1.13%, 05/01/17	1,517,000	1,519,022
Southern Co., 2.38%, 09/15/15	900,000	919,679
		6,218,039
Total Corporate Bonds and Notes (cost $256,335,090)		257,454,268
GOVERNMENT AND AGENCY OBLIGATIONS - 11.2%
GOVERNMENT SECURITIES - 6.7%
Federal Home Loan Bank - 1.3% (f)
Federal Home Loan Bank, 2.00%, 09/09/16	5,835,000	6,012,331
Federal Home Loan Mortgage Corp. - 0.5% (f)
Federal Home Loan Mortgage Corp., 0.88%, 02/22/17	2,000,000	2,003,086
Federal National Mortgage Association - 0.7% (f)
Federal National Mortgage Association, 1.13%, 04/27/17	3,200,000	3,215,661
Sovereign - 0.4%
Korea Land & Housing Corp., 1.88%, 08/02/17 (b)	1,905,000	1,914,700
U.S. Treasury Securities - 3.8%
U.S. Treasury Note
0.63%, 02/15/17 - 09/30/17	3,869,000	3,833,798
0.75%, 03/15/17 - 06/30/17	1,955,000	1,952,104
0.88%, 04/15/17 - 06/15/17	7,760,000	7,762,702
0.88%, 05/15/17 (d)	3,255,000	3,259,069
0.50%, 07/31/17	450,000	443,953
		17,251,626
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.5%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	318,533	341,224
REMIC, 3.00%, 02/15/39	1,751,303	1,803,352
		2,144,576
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
4.00%, 04/01/26 - 01/01/31	4,689,297	5,026,662
4.50%, 05/01/26	258,905	281,510
3.50%, 03/01/27	3,098,798	3,287,145
2.77%, 02/01/44 (a)	2,426,766	2,506,691
REMIC, 3.50%, 12/25/30	2,262,636	2,364,733
		13,466,741
Government National Mortgage Association - 1.1%
Government National Mortgage Association
2.50%, 11/20/42 (a)	806,148	830,051
3.00%, 03/20/44 (a)	2,444,051	2,547,975
REMIC, 4.50%, 11/20/39	1,582,262	1,698,462
		5,076,488
Total Government and Agency Obligations (cost $50,845,068)		51,085,209
SHORT TERM INVESTMENTS - 4.0%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (g) (h)	9,792,698	9,792,698
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (g) (h)	8,528,148	8,528,148
Total Short Term Investments (cost $18,320,846)		18,320,846
Total Investments - 102.8% (cost $469,256,945)		470,756,149
Other Assets and Liabilities, Net - (2.8%)		(13,001,952)
Total Net Assets - 100.0%		$457,754,197

Percentage of Total Investments
Portfolio Composition:
Non-U.S. Government Agency ABS	30.6%
Financials	29.5
Government Securities	6.5
Consumer Discretionary	5.1
U.S. Government Agency MBS	4.4
Health Care	3.8
Consumer Staples	3.8
Telecommunication Services	2.8
Materials	2.5
Industrials	2.3
Information Technology	2.2
Utilities	1.3
Energy	1.3
Short Term Investments	3.9
Total Investments	100.0%

(a)                                 Variable rate security. Rate stated was in effect as of June 30, 2014.

(b)                                 The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $64,397,300 which represented 14.1% of net assets.

(c)                                  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d)                                 All or a portion of the security was on loan.

(e)                                  Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2014.

(f)                                   Securities in this category are direct debt of the agency and not collateralized by mortgages.

(g)                                  Investment in affiliate.

(h)                                 Yield changes daily to reflect current market conditions. Rate was the quoted annualized yield as of June 30, 2014.

JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.5%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$3,213,715	$3,382,435
4.95%, 01/15/23 (a)	1,629,302	1,765,756
American Express Credit Account Master Trust
1.20%, 04/17/17 (a) (b)	1,718,000	1,719,101
0.99%, 03/15/18	477,000	478,482
American Tower Trust I, 3.07%, 03/15/23 (a)	5,946,000	5,867,822

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,086,520
4.26%, 02/08/17	158,000	162,682
1.59%, 07/10/17	473,000	476,749
1.31%, 11/08/17	606,000	609,700
1.07%, 03/08/18	905,000	907,434
Aventura Mall Trust REMIC, 3.87%, 12/05/32 (a) (b)	1,575,000	1,669,952
Banc of America Commercial Mortgage Trust REMIC, 5.95%, 02/10/51 (b)	632,688	704,425
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (b)	500,000	559,913
5.69%, 06/11/50 (b)	1,463,000	1,628,152
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,595,000	2,661,445
Citigtoup Mortgage Loan Trust REMIC, 3.50%, 06/25/44 (b) (c) (d) (e)	3,000,000	3,012,188
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	681,175	746,738
4.15%, 04/11/24 (f)	1,963,363	2,041,898
4.00%, 10/29/24	2,212,420	2,265,076
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (a)	3,082,591	3,211,721
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	841	941
4.95%, 05/23/19	181,275	195,777
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	139,000	151,661
GS Mortgage Securities Trust REMIC
3.55%, 04/10/34 (a)	2,500,000	2,588,905
4.95%, 01/10/45 (a)	847,000	946,540
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.89%, 02/12/49 (b)	1,860,000	2,051,375
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
2.86%, 11/15/45	3,000,000	2,949,288
3.79%, 02/15/47	5,000,000	5,163,285
Morgan Stanley Capital I Trust REMIC, 6.11%, 06/11/49 (b)	4,653,570	5,150,203
Morgan Stanley Re-REMIC Trust REMIC, 6.00%, 08/12/45 (a) (b)	1,306,906	1,443,258
MVW Owner Trust, 2.15%, 04/22/30 (a)	1,219,254	1,229,868
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (a)	565,383	577,347
2.38%, 03/20/29 (a)	311,042	315,886
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	60,097	68,361
Total Non-U.S. Government Agency Asset-Backed Securities (cost $56,506,413)		57,790,884
CORPORATE BONDS AND NOTES - 58.2%
CONSUMER DISCRETIONARY - 8.1%
A&E Television Networks LLC
3.11%, 08/22/19 (c) (e)	1,000,000	1,011,666
3.63%, 08/22/22 (c) (e)	1,000,000	1,006,756
3.78%, 08/22/24 (c) (e)	1,000,000	1,000,037
Delphi Corp.
6.13%, 05/15/21 (f)	185,000	206,756
5.00%, 02/15/23 (f)	1,867,000	2,007,025
Dollar General Corp., 3.25%, 04/15/23 (f)	2,583,000	2,438,181
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a) (f)	824,000	887,860
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (b)	1,154,278	1,151,877
General Motors Co.
3.50%, 10/02/18 (a)	4,000,000	4,090,000
6.25%, 10/02/43 (a)	1,285,000	1,471,325
GLP Capital LP
4.38%, 11/01/18 (a)	277,000	286,002
4.88%, 11/01/20 (a)	311,000	320,330
5.38%, 11/01/23 (a) (f)	242,000	251,075
Grupo Televisa SAB, 5.00%, 05/13/45	2,099,000	2,103,177
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (b)	883,325	892,997
KB Home
4.75%, 05/15/19	2,316,000	2,333,370
7.50%, 09/15/22 (f)	409,000	453,990
Men’s Wearhouse Inc., 7.00%, 07/01/22 (a) (f)	368,000	380,880
MGM Resorts International, 6.75%, 10/01/20 (f)	2,105,000	2,349,706
NAI Entertainment Holdings, 5.00%, 08/01/18 (a) (f)	228,000	235,980
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (g)	1,589,000	1,660,505
Netflix Inc., 5.75%, 03/01/24 (a)	1,720,000	1,797,400
Numericable Group SA
4.88%, 05/15/19 (a)	2,631,000	2,700,064
5.38%, 05/15/22 (a), EUR	1,500,000	2,179,755
6.25%, 05/15/24 (a)	1,369,000	1,428,894
NVR Inc., 3.95%, 09/15/22	4,573,000	4,606,136
Schaeffler AG Term Loan E, 0.00%, 05/12/20 (h)	1,200,000	1,204,248
Schaeffler Finance BV
3.25%, 05/15/19 (a), EUR	1,296,000	1,782,067
3.50%, 05/15/22 (a), EUR	1,945,000	2,677,937
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a) (i)	778,000	819,817
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (a)	950,000	1,059,250
SES SA
3.60%, 04/04/23 (a)	652,000	659,283
5.30%, 04/04/43 (a)	464,000	493,840
Shea Homes LP, 8.63%, 05/15/19	627,000	683,430
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	4,426,000	4,603,040
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (a)	673,000	735,252
7.75%, 04/15/20 (a)	1,100,000	1,201,750
Tenneco Inc., 6.88%, 12/15/20	1,750,000	1,905,312
Time Warner Cable Inc.
6.75%, 06/15/39	371,000	477,419
5.88%, 11/15/40	252,000	293,475
5.50%, 09/01/41	1,291,000	1,441,828
TRW Automotive Inc.
7.25%, 03/15/17 (a)	100,000	113,750
4.50%, 03/01/21 (a)	867,000	914,685
4.45%, 12/01/23 (a)	825,000	845,625
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20 (b)	1,056,625	1,055,896
Walt Disney Co., 1.85%, 05/30/19	7,113,000	7,063,885
Wynn Las Vegas LLC, 7.75%, 08/15/20 (f)	2,900,000	3,161,000
		72,444,533
CONSUMER STAPLES - 1.4%
Altria Group Inc., 4.00%, 01/31/24	553,000	567,900
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (j)	100,000	125,645
ConAgra Foods Inc., 4.65%, 01/25/43	1,792,000	1,763,819
Constellation Brands Inc., 4.25%, 05/01/23	208,000	208,260
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (a) (f)	1,361,000	1,330,922
JBS Investments GmbH, 7.25%, 04/03/24 (a) (f)	1,445,000	1,495,575
Lorillard Tobacco Co., 7.00%, 08/04/41 (f)	812,000	992,249

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Mars Inc.
2.19%, 10/11/17 (c) (e)	2,850,000	2,864,076
3.74%, 10/11/27 (c) (e)	1,200,000	1,185,240
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	1,602,000	1,658,033
		12,191,719
ENERGY - 7.0%
Access Midstream Partners LP
4.88%, 05/15/23	1,377,000	1,451,014
4.88%, 03/15/24 (f)	1,041,000	1,100,857
Alpha Natural Resources Inc.
9.75%, 04/15/18 (f)	1,700,000	1,555,500
6.25%, 06/01/21 (f)	1,397,000	988,378
Arch Coal Inc.
8.00%, 01/15/19 (a) (f)	887,000	878,130
9.88%, 06/15/19 (f)	2,064,000	1,759,560
BP Capital Markets Plc
3.25%, 05/06/22	2,472,000	2,501,328
2.75%, 05/10/23	2,796,000	2,684,291
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (a)	2,325,000	2,371,500
Chesapeake Energy Corp., 3.48%, 04/15/19 (b)	4,117,000	4,163,316
Chesapeake Midstream Partners LP, 5.88%, 04/15/21	957,000	1,023,990
Concho Resources Inc., 5.50%, 04/01/23	2,164,000	2,326,300
Continental Resources Inc., 4.50%, 04/15/23	876,000	935,252
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b) (f)	2,184,000	2,074,800
Diamond Offshore Drilling Inc., 4.88%, 11/01/43 (f)	700,000	704,720
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (a) (f)	959,000	978,180
EP Energy LLC, 6.88%, 05/01/19	1,000,000	1,063,750
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (b)	1,594,002	1,598,656
Linden Term Loan B, 3.75%, 12/01/20	576,061	577,023
Penn Virginia Corp., 8.50%, 05/01/20	850,000	949,875
Petrobras Global Finance BV
2.00%, 05/20/16 (f)	4,150,000	4,152,282
4.38%, 05/20/23 (f)	2,381,000	2,294,451
Petroleos Mexicanos, 2.29%, 02/15/24	3,261,000	3,266,426
Plains Exploration & Production Co., 6.63%, 05/01/21 (f)	7,619,000	8,523,756
Regency Energy Partners LP, 5.88%, 03/01/22 (f)	2,028,000	2,202,915
Schlumberger Investment SA, 3.65%, 12/01/23	3,000,000	3,118,008
Seadrill Ltd., 6.13%, 09/15/17 (a) (f)	3,726,000	3,921,615
Transocean Inc.
2.50%, 10/15/17 (j)	1,000,000	1,021,020
6.38%, 12/15/21 (f) (j)	1,824,000	2,109,161
3.80%, 10/15/22 (j)	505,000	499,557
		62,795,611
FINANCIALS - 25.0%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	2,554,000	2,634,083
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (a) (f)	152,000	152,950
4.50%, 05/15/21 (a) (f)	288,000	293,040
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	1,696,000	2,257,469
American International Group Inc., 8.25%, 08/15/18	3,450,000	4,285,807
Bank of America Corp.
3.30%, 01/11/23	7,125,000	7,008,756
4.10%, 07/24/23	1,419,000	1,471,933
4.00%, 04/01/24	803,000	820,330
Bank of America NA, 6.10%, 06/15/17	4,400,000	4,963,244
Barclays Bank Plc
7.63%, 11/21/22	1,279,000	1,454,863
7.75%, 04/10/23 (b)	1,009,000	1,123,017
3.75%, 05/15/24	6,000,000	6,032,706
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (f) (g)	4,800,000	5,088,000
BBVA US Senior SAU, 4.66%, 10/09/15	3,000,000	3,135,609
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,095,652
Chubb Corp., 6.38%, 03/29/67 (b)	100,000	111,125
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (g)	1,375,000	1,388,750
5.95% (callable at 100 beginning 01/30/23) (f) (g)	2,150,000	2,171,500
4.05%, 07/30/22	1,225,000	1,254,389
5.30%, 05/06/44 (f)	3,000,000	3,123,783
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,600,152
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (a) (f)	2,000,000	2,006,580
Credit Suisse, 2.30%, 05/28/19	2,571,000	2,574,741
Credit Suisse AG, 6.50%, 08/08/23 (a)	6,711,000	7,449,210
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f) (g)	4,348,000	4,812,801
Duke Realty LP, 8.25%, 08/15/19	100,000	125,750
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (g)	2,222,000	2,134,787
Fifth Third Bank, 2.38%, 04/25/19	5,000,000	5,064,190
First Republic Bank, 2.38%, 06/17/19	2,967,000	2,983,048
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	5,395,000	5,684,981
Ford Motor Credit Co. LLC
5.00%, 05/15/18	5,248,000	5,837,466
2.38%, 03/12/19	2,500,000	2,511,773
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (g)	4,344,000	4,832,700
7.13% (callable at 100 beginning 06/15/22) (g)	3,625,000	4,278,225
3.10%, 01/09/23	3,050,000	3,024,441
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (f) (g)	5,742,000	5,932,204
2.38%, 01/22/18	6,058,000	6,156,739
4.00%, 03/03/24	3,764,000	3,832,456
3.85%, 07/08/24	1,895,000	1,893,427
6.75%, 10/01/37	1,500,000	1,795,136
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (b)	497,500	498,246
HSBC Holdings Plc, 5.25%, 03/14/44	525,000	561,191
Icahn Enterprises LP
3.50%, 03/15/17	1,000,000	1,011,250
4.88%, 03/15/19	2,873,000	2,959,190
6.00%, 08/01/20 (f)	1,363,000	1,461,818
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,025,000
8.63%, 01/15/22 (f)	750,000	941,250
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a) (f)	6,000,000	6,067,488
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,762,608
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (g)	5,000,000	4,969,600
7.90% (callable at 100 beginning 04/30/18) (g)	1,774,000	1,986,880
3.20%, 01/25/23	2,659,000	2,638,645
3.63%, 05/13/24	3,000,000	3,010,242

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Legg Mason Inc., 2.70%, 07/15/19 (f)	1,883,000	1,896,392
Macquarie Group Ltd., 7.30%, 08/01/14 (a)	150,000	150,827
Mizuho Bank Ltd., 2.45%, 04/16/19 (a)	2,936,000	2,964,018
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	4,000,000	4,213,748
Morgan Stanley
4.88%, 11/01/22	3,131,000	3,359,209
4.10%, 05/22/23	4,508,000	4,570,535
3.88%, 04/29/24	2,796,000	2,828,232
Murray Street Investment Trust I, 4.65%, 03/09/17 (f) (k)	4,250,000	4,592,699
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	3,146,000	3,096,010
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (g)	581,000	558,486
Prologis International Funding II, 4.88%, 02/15/20 (a)	2,222,000	2,406,688
Prudential Financial Inc., 5.88%, 09/15/42 (b)	1,502,000	1,631,548
Reliance Standard Life Global Funding II, 2.50%, 04/24/19 (a)	3,000,000	3,009,030
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	1,317,000	1,439,759
6.10%, 06/10/23	2,370,000	2,592,891
6.00%, 12/19/23	1,740,000	1,880,314
5.13%, 05/28/24	2,684,000	2,723,817
Santander UK Plc, 5.00%, 11/07/23 (a)	1,152,000	1,243,523
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (a) (g)	1,121,000	1,104,185
Stena AB, 7.00%, 02/01/24 (a) (f)	1,332,000	1,418,580
Union Bank NA, 2.25%, 05/06/19	9,000,000	9,035,226
USAA Capital Corp., 2.13%, 06/03/19 (a)	6,000,000	6,031,242
Vesey Street Investment Trust I, 4.40%, 09/01/16 (k)	588,000	627,273
Wells Fargo & Co., 4.10%, 06/03/26	6,279,000	6,347,868
		224,013,321
HEALTH CARE - 2.2%
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (a)	661,000	677,525
6.88%, 02/01/22 (a)	449,000	475,940
Forest Laboratories Inc.
4.38%, 02/01/19 (a)	868,000	936,407
5.00%, 12/15/21 (a) (f)	1,858,000	2,036,108
Gilead Sciences Inc., 4.80%, 04/01/44	1,648,000	1,745,585
HCA Inc., 3.75%, 03/15/19	3,119,000	3,146,291
Howard Hughes Medical Institute, 3.50%, 09/01/23	2,046,000	2,105,303
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	554,557
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,085,799
4.13%, 07/01/52	587,000	562,882
Merck & Co. Inc., 4.15%, 05/18/43	1,520,000	1,484,651
Novartis Capital Corp., 2.40%, 09/21/22	1,027,000	988,710
Pfizer Inc., 4.30%, 06/15/43	1,700,000	1,713,765
Tenet Healthcare Corp., 6.00%, 10/01/20 (f)	599,000	649,915
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (a) (f)	965,000	991,538
Zoetis Inc., 4.70%, 02/01/43	684,000	693,508
		19,848,484
INDUSTRIALS - 2.8%
Aircastle Ltd., 4.63%, 12/15/18	1,908,000	1,965,240
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	1,700,000	1,751,000
Bombardier Inc.
4.75%, 04/15/19 (a) (f)	5,107,000	5,196,372
6.13%, 01/15/23 (a) (f)	1,056,000	1,087,680
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (a) (f)	1,583,000	1,672,044
General Electric Co., 2.70%, 10/09/22	2,525,000	2,478,346
International Lease Finance Corp.
6.50%, 09/01/14 (a)	150,000	151,125
2.18%, 06/15/16 (b)	1,750,000	1,760,937
6.75%, 09/01/16 (a)	1,100,000	1,218,250
7.13%, 09/01/18 (a)	1,000,000	1,160,000
4.63%, 04/15/21 (f)	1,237,000	1,277,203
Meritor Inc.
6.75%, 06/15/21	2,057,000	2,212,509
6.25%, 02/15/24 (f)	952,000	997,220
United Continental Holdings Inc., 6.00%, 07/15/28	1,789,000	1,721,913
		24,649,839
INFORMATION TECHNOLOGY - 1.7%
Oracle Corp., 4.30%, 07/08/34	4,500,000	4,517,145
Sanmina Corp., 4.38%, 06/01/19 (a)	2,438,000	2,434,952
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (c) (e)	2,485,000	2,467,317
3.18%, 11/15/22 (c) (e)	2,485,000	2,439,937
ViaSat Inc., 6.88%, 06/15/20	3,092,000	3,331,630
		15,190,981
MATERIALS - 3.8%
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (b)	984,978	967,130
Ardagh Packaging Finance Plc, 3.23%, 12/15/19 (a) (b)	3,000,000	2,992,500
Barrick Gold Corp.
3.85%, 04/01/22	399,000	396,783
4.10%, 05/01/23 (f)	1,800,000	1,791,581
Cemex Finance LLC
9.38%, 10/12/22 (a) (f)	855,000	1,005,694
6.00%, 04/01/24 (a) (f)	1,171,000	1,219,304
Cemex SAB de CV, 6.50%, 12/10/19 (a) (f)	2,940,000	3,149,475
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (a) (f)	1,450,000	1,578,687
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (b)	1,871,595	1,872,306
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20	3,450,000	3,483,517
5.45%, 03/15/43	1,150,000	1,191,152
International Paper Co., 4.80%, 06/15/44	1,275,000	1,276,752
LYB International Finance BV, 4.00%, 07/15/23	1,020,000	1,070,229
Monsanto Co.
3.38%, 07/15/24	493,000	495,963
4.70%, 07/15/64	2,353,000	2,356,991
Rain CII Carbon LLC, 8.25%, 01/15/21 (a) (f)	3,508,000	3,683,400
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	1,680,000	1,591,800
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	2,470,000	2,599,675
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (a)	1,500,000	1,518,463
		34,241,402
TELECOMMUNICATION SERVICES - 3.3%
Altice Financing SA, 7.88%, 12/15/19 (a)	324,000	354,618
Crown Castle Towers LLC, 4.88%, 08/15/20 (a)	1,450,000	1,601,363
Inmarsat Finance Plc, 4.88%, 05/15/22 (a)	3,417,000	3,451,170
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	1,524,000	1,623,511
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (a)	100,000	101,982
Verizon Communications Inc.
1.35%, 06/09/17	5,000,000	4,997,565

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
5.15%, 09/15/23	3,975,000	4,446,018
6.40%, 09/15/33	2,531,000	3,096,185
6.55%, 09/15/43	7,979,000	10,024,584
		29,696,996
UTILITIES - 2.9%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (a)	175,000	176,250
AES Corp., 3.23%, 06/01/19 (b)	2,360,000	2,377,700
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (f) (g)	6,820,000	6,957,287
Enel SpA, 8.75%, 09/24/73 (a) (b) (f)	1,872,000	2,204,280
FirstEnergy Corp.
4.25%, 03/15/23 (j)	883,000	878,939
7.38%, 11/15/31	1,225,000	1,446,063
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	1,680,000	1,699,328
Oglethorpe Power Corp., 4.55%, 06/01/44	2,344,000	2,358,903
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,675,086
4.10%, 06/01/22	1,679,000	1,804,106
PPL WEM Holdings Plc, 3.90%, 05/01/16 (a)	200,000	209,417
Puget Energy Inc., 6.00%, 09/01/21	1,650,000	1,943,710
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (b)	1,269,802	1,276,151
		26,007,220
Total Corporate Bonds and Notes (cost $505,981,898)		521,080,106
GOVERNMENT AND AGENCY OBLIGATIONS - 31.0%
GOVERNMENT SECURITIES - 12.5%
Municipals - 0.2%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,525,104
Sovereign - 0.3%
Korea Land & Housing Corp., 1.88%, 08/02/17 (a) (f)	2,857,000	2,871,548
U.S. Treasury Securities - 12.0%
U.S. Treasury Bond
3.75%, 08/15/41	5,348,000	5,797,564
3.13%, 11/15/41	7,135,000	6,900,886
U.S. Treasury Note
1.63%, 03/31/19 - 06/30/19	44,804,000	44,888,118
1.50%, 05/31/19 (f)	7,868,000	7,826,819
2.00%, 11/15/21 - 02/15/22	10,922,000	10,751,066
1.75%, 05/15/22	1,835,000	1,765,615
2.75%, 02/15/24 (f)	23,924,000	24,451,070
2.50%, 05/15/24	4,850,000	4,840,150
		107,221,288
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.5%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
3.00%, 07/15/29, TBA (l)	3,012,000	3,120,244
6.00%, 07/01/37 - 09/01/37	296,295	332,831
5.00%, 02/01/38 - 08/01/40	2,659,872	2,947,002
5.50%, 03/01/39 - 07/01/39	821,005	915,844
4.50%, 09/01/40 - 03/01/42	8,184,300	8,858,044
3.50%, 06/01/42	1,295,011	1,331,520
3.00%, 02/01/43 - 03/01/43	4,411,644	4,356,204
4.00%, 03/01/43	2,245,050	2,382,967
		24,244,656
Federal National Mortgage Association - 10.7%
Federal National Mortgage Association
4.00%, 04/01/26 - 09/01/40	21,594,783	22,958,413
3.00%, 06/01/27 - 05/01/43	20,988,358	20,861,541
2.50%, 05/01/28	1,191,065	1,211,203
2.50%, 07/15/29, TBA (l)	5,767,000	5,856,208
3.00%, 07/15/29, TBA (l)	6,215,000	6,451,947
3.50%, 07/15/29, TBA (l)	4,106,000	4,349,351
5.50%, 12/01/33 - 09/01/39	4,853,969	5,450,113
5.00%, 06/01/35	3,675,339	4,091,161
6.00%, 08/01/37 - 01/01/38	539,082	606,291
4.50%, 08/01/40 - 09/01/43	7,834,306	8,482,623
3.50%, 01/01/42 - 04/01/43	8,898,260	9,170,214
3.50%, 08/15/43, TBA (l)	2,089,000	2,141,551
3.00%, 07/15/44, TBA (l)	3,401,000	3,356,362
3.50%, 07/15/44, TBA (l)	820,000	843,191
		95,830,169
Government National Mortgage Association - 5.1%
Government National Mortgage Association
4.50%, 03/15/40 - 06/15/40	4,672,376	5,104,420
5.00%, 08/20/41	1,932,139	2,142,475
3.50%, 08/20/42 - 06/20/43	14,551,632	15,168,477
2.50%, 05/20/43 (b)	2,697,017	2,763,663
3.00%, 05/20/43	1,804,653	1,825,098
4.00%, 08/15/43, TBA (l)	1,590,000	1,695,089
4.50%, 08/15/43, TBA (l)	6,351,000	6,914,651
4.00%, 07/15/44, TBA (l)	9,191,000	9,825,753
		45,439,626
Total Government and Agency Obligations (cost $275,593,901)		277,132,391
PREFERRED STOCKS - 1.0%
ENERGY - 0.2%
NuStar Logistics LP, 7.63% (f)	48,000	1,292,160
FINANCIALS - 0.8%
Allstate Corp., 5.10%	49,000	1,231,370
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (f) (g)	76,000	1,862,000
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (g)	70,000	1,922,200
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (g)	43,000	1,126,600
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (g)	44,500	1,219,745
		7,361,915
Total Preferred Stocks (cost $8,386,700)		8,654,075
SHORT TERM INVESTMENTS - 17.9%
Investment Company - 8.7%
JNL Money Market Fund, 0.01% (m) (n)	78,214,744	78,214,744
Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (m) (n)	81,958,712	81,958,712
Total Short Term Investments (cost $160,173,456)		160,173,456
Total Investments - 114.6% (cost $1,006,642,368)		1,024,830,912
Other Assets and Liabilities, Net - (14.6%)		(130,419,604)
Total Net Assets - 100.0%		$894,411,308

Percentage of Total Investments
Portfolio Composition:
Financials	22.6%
U.S. Government Agency MBS	16.2
Government Securities	10.9
Consumer Discretionary	7.1
Energy	6.3
Non-U.S. Government Agency ABS	5.6
Materials	3.3

See accompanying Notes to Financial Statements.

Telecommunication Services	2.9
Utilities	2.5
Industrials	2.4
Health Care	1.9
Information Technology	1.5
Consumer Staples	1.2
Short Term Investments	15.6
Total Investments	100.0%

(a)         The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $184,668,768 which represented 20.6% of net assets.

(b)         Variable rate security. Rate stated was in effect as of June 30, 2014.

(c)          Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASU”)Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(d)         Security is restricted to resale to institutional investors. See Restricted Securities in Notes to Schedules of Investments.

(e)          The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(f)           All or a portion of the security was on loan.

(g)          Perpetual security.

(h)         This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.

(i)             Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(j)            The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2014.

(l)             All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2014, the total payable of investments purchased on a delayed delivery basis was $44,298,479.

(m)     Investment in affiliate.

(n)         Yield changes daily to reflect current market conditions. Rate was the quoted annualized yield as of June 30, 2014.

	Shares/Par†	Value
JNL Money Market Fund
CORPORATE BONDS AND NOTES - 13.4%
FINANCIALS - 12.3%
American Honda Finance Corp.
0.25%, 07/17/14 (a) (b)	$20,000,000	$20,000,000
0.23%, 12/05/14 (a)	10,000,000	10,000,000
0.23%, 06/04/15 (a)	28,000,000	28,000,000
Bank of New York Mellon Corp., 0.50%, 07/28/14 (a)	5,000,000	5,001,248
BNP Paribas SA, 2.98%, 12/20/14 (a)	18,000,000	18,221,028
BPCE SA, 0.47%, 05/27/15 (a)	30,000,000	30,000,000
Caterpillar Financial Services Corp, 0.38%, 08/27/14 (a)	23,200,000	23,206,516
General Electric Capital Corp., 0.49%, 09/15/14 (a)	22,027,000	22,039,589
International Bank for Reconstruction & Development, 0.14%, 07/09/14 (a)	33,335,000	33,335,036
KFW, 0.23%, 11/28/14 (a)	14,750,000	14,754,900
MetLife Institutional Funding II, 1.63%, 04/02/15 (b)	6,000,000	6,058,121
National Rural Utilities Cooperative Finance Corp., 0.28%, 05/01/15 (a)	25,000,000	25,000,000
New York Life Global Funding, 0.22%, 07/30/14 (a) (b)	19,000,000	19,000,631
Principal Life Global Funding II
0.85%, 07/09/14 (a) (b)	3,800,000	3,800,508
0.39%, 09/19/14 (a) (b)	18,184,000	18,190,148
Royal Bank of Canada
1.45%, 10/30/14	4,413,000	4,430,383
0.46%, 01/06/15 (a)	10,210,000	10,222,387
Toronto-Dominion Bank
0.53%, 07/14/14 (a)	7,000,000	7,000,891
1.38%, 07/14/14	11,988,000	11,992,443
Toyota Motor Credit Corp., 0.23%, 01/14/15 (a)	31,000,000	31,000,000
		341,253,829
INFORMATION TECHNOLOGY - 1.1%
Cisco Systems Inc., 2.90%, 11/17/14	7,352,000	7,423,896
International Business Machines Corp., 0.88%, 10/31/14	10,000,000	10,020,246
Oracle Corp., 3.75%, 07/08/14	12,610,000	12,618,500
		30,062,642
Total Corporate Bonds and Notes (cost $371,316,471)		371,316,471
GOVERNMENT AND AGENCY OBLIGATIONS - 16.7%
GOVERNMENT SECURITIES - 16.7%
Federal Farm Credit Bank - 1.1% (c)
Federal Farm Credit Bank, 0.18%, 03/12/15	30,000,000	29,999,724
Federal Home Loan Bank - 9.5% (c)
Federal Home Loan Bank
0.40%, 07/02/14	6,000,000	6,000,039
0.12%, 08/14/14	10,250,000	10,249,991
0.17%, 08/26/14	3,175,000	3,175,060
0.10%, 09/12/14 (a)	12,000,000	11,999,902
0.13%, 10/02/14 - 06/04/15	52,505,000	52,496,964
0.09%, 11/25/14 (a)	20,000,000	19,998,392
0.25%, 02/20/15	23,000,000	23,010,650
0.14%, 03/02/15	50,000,000	50,006,176
0.15%, 03/12/15	19,495,000	19,492,996
0.16%, 03/12/15	66,100,000	66,106,823
		262,536,993
Federal Home Loan Mortgage Corp. - 2.2% (c)
Federal Home Loan Mortgage Corp.
1.00%, 08/20/14	10,000,000	10,011,622
0.75%, 11/25/14	24,779,000	24,837,591
0.63%, 12/29/14	26,965,000	27,024,602
		61,873,815
Sovereign - 3.0%
Export Development Canada, 0.15%, 01/12/15 (a) (b)	15,000,000	14,999,193
KFW, 0.15%, 10/30/14 (a)	52,400,000	52,396,423
Province of Ontario, Canada, 0.95%, 05/26/15	17,000,000	17,108,733
		84,504,349
U.S. Treasury Securities - 0.9%
U.S. Treasury Note
0.25%, 09/30/14	15,000,000	15,005,366
0.09%, 01/31/16 (a)	10,000,000	9,996,148
		25,001,514
Total Government and Agency Obligations (cost $463,916,395)		463,916,395
SHORT TERM INVESTMENTS - 51.3%
Certificates of Deposit - 26.9%
Bank of Montreal
0.41%, 07/24/14 (a)	4,000,000	4,000,479
0.18%, 12/18/14 (a)	28,500,000	28,500,000
0.17%, 12/19/14	20,000,000	20,000,000
0.22%, 01/08/15 (a)	12,000,000	12,000,000

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Bank of Nova Scotia
0.21%, 09/18/14	19,000,000	19,000,000
0.22%, 10/21/14 (a)	22,000,000	22,000,000
0.22%, 03/20/15 (a)	34,500,000	34,500,000
Barclays Bank Plc, 0.35%, 12/23/14 (a)	22,400,000	22,400,000
BNP Paribas, 0.41%, 12/03/14 (a)	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
0.22%, 09/25/14 (a)	23,000,000	23,000,000
0.21%, 06/29/15 (a)	40,000,000	40,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.27%, 09/12/14 (a)	12,000,000	12,000,000
0.23%, 02/23/15 (a)	29,000,000	29,000,000
Credit Suisse
0.23%, 09/11/14	12,250,000	12,250,000
0.43%, 11/14/14 (a)	15,000,000	15,000,000
0.45%, 03/27/15 (a)	30,600,000	30,600,000
0.48%, 05/08/15 (a)	26,300,000	26,300,000
Deutsche Bank AG
0.31%, 08/04/14 (a)	16,000,000	16,000,000
0.38%, 01/30/15 (a)	39,750,000	39,750,000
Nordea Bank Finland Plc, 0.15%, 07/11/14	16,650,000	16,650,000
Royal Bank of Canada, 0.15%, 09/18/14 (a)	31,000,000	31,000,000
Societe Generale
0.30%, 07/10/14 (a)	20,000,000	20,000,000
0.31%, 09/10/14 (a)	21,000,000	21,000,000
0.40%, 10/01/14	12,000,000	12,000,000
Standard Chartered Bank
0.28%, 09/11/14 (a)	12,000,000	12,000,000
0.28%, 01/23/15 (a)	24,000,000	24,000,000
0.32%, 04/10/15 (a)	34,000,000	34,000,000
Svenska Handelsbanken AB
0.16%, 08/06/14	25,000,000	25,000,000
0.21%, 08/28/14	24,000,000	24,000,193
Toronto-Dominion Bank
0.15%, 07/07/14 (a)	29,000,000	29,000,000
0.18%, 07/17/14	20,000,000	20,000,000
U.S. Bancorp, 0.14%, 09/02/14	29,600,000	29,600,000
UBS AG, 0.29%, 01/20/15 (a)	22,500,000	22,500,000
		747,050,672
Commercial Paper - 14.2%
BPCE SA, 0.35%, 07/07/14 (b)	25,650,000	25,648,504
Coca-Cola Co., 0.16%, 12/03/14 (b)	33,750,000	33,726,750
DNB Bank ASA
0.20%, 07/11/14 (b)	35,000,000	34,998,055
0.22%, 12/16/14 (b)	23,000,000	22,976,387
Fairway Finance Corp., 0.18%, 08/18/14 (b)	15,000,000	14,996,400
General Electric Capital Corp., 0.17%, 09/09/14	22,000,000	21,992,728
HSBC Bank USA
0.21%, 08/21/14	20,550,000	20,543,886
0.25%, 10/06/14	10,000,000	9,993,264
HSBC Bank USA NA, 0.22%, 11/14/14	15,000,000	14,987,250
HSBC USA Inc., 0.23%, 08/06/14	13,000,000	12,997,010
JPMorgan Securities LLC, 0.23%, 08/15/14	22,750,000	22,743,459
MetLife Short Term Funding LLC
0.12%, 07/14/14 (b)	31,000,000	30,998,657
0.14%, 09/22/14 (b)	22,400,000	22,392,770
Nordea Bank AB, 0.21%, 09/24/14 (b)	23,500,000	23,488,348
Svenska Handelsbanken AB, 0.17%, 10/14/14 (b)	23,000,000	22,988,596
Toyota Motor Credit Corp., 0.15%, 11/25/14 (b)	32,000,000	31,980,400
Westpac Banking Corp., 0.16%, 09/26/14 (a)	25,000,000	25,000,000
		392,452,464
Repurchase Agreements - 10.2%
Repurchase Agreement with BBP, 0.05% (Collateralized by $28,615,387 Federal National Mortgage Association, 1.80-4.00%, due 04/01/26-12/01/42, value $30,600,000) acquired on 06/24/14, due 07/01/14 at $30,000,292	30,000,000	30,000,000
Repurchase Agreement with BBP, 0.05% (Collateralized by $4,008,444 Federal National Mortgage Association, 1.80-3.16%, due 08/01/35-04/01/41, value $4,275,610, and $5,400,913 Federal Home Loan Mortgage Corp., 4.50%, due 11/01/43, value $5,924,391) acquired on 06/25/14, due 07/02/14 at $10,000,097	10,000,000	10,000,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $2,751,800 U.S. Treasury Note, 1.75%, due 05/15/22, value $2,652,049) acquired on 06/30/14, due 07/01/14 at $2,600,005	2,600,000	2,600,000
Repurchase Agreement with BNP, 0.08% (Collateralized by $4,799,329 Government National Mortgage Association, 2.50-6.50%, due 05/20/26-03/15/44, value $5,333,005, $5,073,663 Federal Home Loan Mortgage Corp., 2.50-7.50%, due 05/01/18-08/01/43, value $5,561,228, and $13,407,844 Federal National Mortgage Association, 2.50-7.00%, due 02/01/15-05/01/44, value $14,621,538) acquired on 06/30/14, due 07/03/14 at $25,000,333	25,000,000	25,000,000
Repurchase Agreement with BOA, 0.10% (Collateralized by $5,454,095 Government National Mortgage Association, 4.00%, due 05/20/44, value $5,814,001) acquired on 06/30/14, due 07/01/14 at $5,700,016	5,700,000	5,700,000
Repurchase Agreement with CSI, 0.07% (Collateralized by $8,705,000 U.S. Treasury Bond, 6.50%, due 11/15/26, value $12,246,847) acquired on 06/30/14, due 07/01/14 at $12,000,023	12,000,000	12,000,000
Repurchase Agreement with DUB, 0.10% (Collateralized by $1,632,000 Federal National Mortgage Association, 0.65%, due 09/26/16, value $1,632,028) acquired on 06/30/14, due 07/01/14 at $1,600,004	1,600,000	1,600,000
Repurchase Agreement with GSC, 0.07% (Collateralized by $27,977,105 Government National Mortgage Association, 3.50-5.50%, due 05/15/38-04/15/44, value $30,600,000) acquired on 06/24/14, due 07/01/14 at $30,000,408	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.07% (Collateralized by $46,607,225 Government National Mortgage Association, 4.00-4.50%, due 05/15/39-05/20/44, value $51,000,001) acquired on 06/26/14, due 07/03/14 at $50,000,681	50,000,000	50,000,000
Repurchase Agreement with GSC, 0.09% (Collateralized by $28,411,784 Government National Mortgage Association, 3.50-5.00%, due 08/20/41-06/20/44, value $30,600,000) acquired on 06/27/14, due 07/03/14 at $30,000,450	30,000,000	30,000,000

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Repurchase Agreement with GSC, 0.10% (Collateralized by $2,479,093 Federal National Mortgage Association, 3.00-5.00%, due 03/01/27-04/01/41, value $2,589,684, and $8,074,795 Federal Home Loan Mortgage Corp., 2.44-5.00%, due 08/01/26-01/01/42, value $8,630,317) acquired on 06/30/14, due 07/01/14 at $11,000,031	11,000,000	11,000,000
Repurchase Agreement with HSB, 0.07% (Collateralized by $42,838,246 Federal National Mortgage Association, 3.50%, due 05/01/32, value $44,985,361) acquired on 06/30/14, due 07/01/14 at $44,100,086	44,100,000	44,100,000
Repurchase Agreement with RBS, 0.08% (Collateralized by $16,905,000 U.S. Treasury Note, 2.00%, due 02/28/21, value $16,936,451) acquired on 06/30/14, due 07/01/14 at $16,600,037	16,600,000	16,600,000
Repurchase Agreement with TDS, 0.11% (Collateralized by $13,027,077 Federal Home Loan Mortgage Corp., 4.00%, due 05/01/34, value $13,982,056) acquired on 06/30/14, due 07/01/14 at $13,700,042	13,700,000	13,700,000
		282,300,000
Total Short Term Investments (cost $1,421,803,136)		1,421,803,136
Total Investments - 81.4% (cost $2,257,036,002)		2,257,036,002
Other Assets and Liabilities, Net - 18.6%		514,318,350
Total Net Assets - 100.0%		$2,771,354,352

Percentage of Total Investments
Portfolio Composition:
Government Securities	20.6%
Financials	15.1
Information Technology	1.3
Short Term Investments	63.0
Total Investments	100.0%

(a)         Variable rate security. Rate stated was in effect as of June 30, 2014.

(b)         The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $346,243,467 which represented 12.5% of net assets.

(c)          Securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2014

Abbreviations:

ABS - Asset -Backed Security
EUR - European Currency Unit (Euro)
GO - General Obligation
REMIC - Real Estate Mortgage Investment Conduit
TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc
BCL - Barclays Capital Inc.
BNP - BNP Paribas Securities
BOA – Bancamerica Securities/Bank of America NA
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities, Inc.
RBS - Royal Bank Of Scotland
TDS – TD Securities Inc.

† Par amounts are listed in United States Dollars unless otherwise noted.

Restricted Securities - The Funds invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. As of June 30, 2013, the following Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Total Return Fund
Citigtoup Mortgage Loan Trust REMIC, 3.50%, 06/25/44	06/24/2014	$3,012,185	$3,012,188	0.3%

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	September 2014	162	$(10,703)
U.S. Treasury Note Future, 5-Year	September 2014	(422)	(11,085)
			$(21,788)
JNL/PPM America Total Return Fund
Euro FX Currency Future	September 2014	(38)	$(72,251)
U.S. Treasury Note Future, 10-Year	September 2014	(857)	299,202
U.S. Treasury Note Future, 2-Year	September 2014	(8)	239
U.S. Treasury Note Future, 5-Year	September 2014	(243)	20,203
U.S. Treasury Long Bond Future	September 2014	6	367
Ultra Long Term U.S. Treasury Bond Future	September 2014	(2)	(1,065)
			$246,695

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities

June 30, 2014

	JNL/PPM America Low Duration Bond Fund	JNL/PPM America Total Return Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a) (d)	$452,435,303	$864,657,456	$1,974,736,002
Investments - affiliated, at value (b)	18,320,846	160,173,456	—
Repurchase agreements (a)	—	—	282,300,000
Total investments, at value (c)	470,756,149	1,024,830,912	2,257,036,002
Cash	3,102,108	2,181,530	434,073,641
Foreign currency (e)	—	19,922	—
Receivable for investments sold	12,058,365	41,899,386	79,793,438
Receivable for fund shares sold	524,123	1,551,484	—
Receivable from adviser	—	—	33,912
Receivable for dividends and interest	2,354,090	6,303,719	973,356
Receivable for variation margin	3,720	367	—
Receivable for deposits with brokers	388,377	1,548,085	—
Other assets	9,291	10,241	6,749
Total assets	489,196,223	1,078,345,646	2,771,917,098
Liabilities
Payable for advisory fees	166,897	365,678	422,345
Payable for administrative fees	37,088	73,135	—
Payable for 12b-1 fee (Class A)	24,938	48,897	—
Payable for investment securities purchased	22,250,412	100,391,616	36,448
Payable for fund shares redeemed	402,412	966,790	—
Payable for dividends	—	—	12,754
Payable for trustee fees	1,884	8,290	68,621
Payable for other expenses	941	2,094	22,578
Payable for variation margin	29,306	119,126	—
Payable upon return of securities loaned	8,528,148	81,958,712	—
Total liabilities	31,442,026	183,934,338	562,746
Net assets	$457,754,197	$894,411,308	$2,771,354,352

Net assets consist of:
Paid-in capital	$452,967,611	$846,388,971	$2,771,237,046
Undistributed net investment income	1,778,251	28,364,305	100,874
Accumulated net realized gain	1,530,919	1,214,168	16,432
Net unrealized appreciation on investments and foreign currency	1,477,416	18,443,864	—
	$457,754,197	$894,411,308	$2,771,354,352

Shares outstanding (no par value), unlimited shares authorized	45,257,836	74,649,965	2,771,237,353
Net asset value per share	$10.11	$11.98	$1.00

(a) Investments - unaffiliated, at cost	$450,936,099	$846,468,912	$2,257,036,002
(b) Investments - affiliated, at cost	18,320,846	160,173,456	—
(c) Total investments, at cost	$469,256,945	$1,006,642,368	$2,257,036,002
(d) Including value of securities on loan	$8,358,087	$80,165,095	$—
(e) Foreign currency, at cost	—	20,037	—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations

For the For the Six Months Ended June 30, 2014

	JNL/PPM America Low Duration Bond Fund	JNL/PPM America Total Return Fund	JNL Money Market Fund
Investment income
Dividends(a)	$383	$347,491	$—
Interest	3,463,242	12,754,564	2,217,556
Securities lending (a)	1,167	101,806	—
Total investment income	3,464,792	13,203,861	2,217,556
Expenses
Advisory fees	982,855	1,742,428	2,513,772
Administrative fees	218,409	348,483	—
12b-1 fee (Class A)	436,827	696,979	—
Legal fees	821	1,153	4,844
Trustee fees	3,174	4,559	18,831
Other expenses	62,439	22,363	48,466
Total expenses	1,704,525	2,815,965	2,585,913
Expense waiver	—	—	444,245
Net expenses	1,704,525	2,815,965	2,141,668
Net investment income	1,760,267	10,387,896	75,888
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,494,902	6,408,818	16,432
Swap agreements	—	19,451	—
Foreign currency related items	—	(9,668)	—
Futures contracts	(193,715)	(2,626,489)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,500,743	23,533,663	—
Foreign currency related items	—	48	—
Futures contracts	(413,623)	(1,237,913)	—
Net realized and unrealized gain	2,388,307	26,087,910	16,432
Net increase in net assets from operations	$4,148,574	$36,475,806	$92,320

(a) Income from affiliated investments	$1,550	$103,384	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Low Duration Bond Fund		JNL/PPM America Total Return Fund
	For the Six Months Ended June 30, 2014	For the Period Ended December 31, 2013(a)	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Operations
Net investment income	$1,760,267	$647,534	$10,387,896	$16,181,907
Net realized gain	1,301,187	299,883	3,792,112	983,634
Net change in unrealized appreciation (depreciation)	1,087,120	390,296	22,295,798	(18,109,318)
Net increase (decrease) in net assets from operations	4,148,574	1,337,713	36,475,806	(943,777)
Distributions to shareholders
From net investment income
Class A	—	(824,913)	—	(9,577,057)
From net realized gains
Class A	—	(58,593)	—	(15,303,630)
Total distributions to shareholders	—	(883,506)	—	(24,880,687)
Share transactions(1)
Proceeds from the sale of shares
Class A	36,695,354	438,731,643	338,313,937	203,653,202
Reinvestment of distributions
Class A	—	883,506	—	24,880,687
Cost of shares redeemed
Class A	(15,996,346)	(7,162,741)	(76,219,461)	(94,532,291)
Net increase in net assets from share transactions	20,699,008	432,452,408	262,094,476	134,001,598
Net increase net assets	24,847,582	432,906,615	298,570,282	108,177,134
Net assets beginning of period	432,906,615	—	595,841,026	487,663,892
Net assets end of period	$457,754,197	$432,906,615	$894,411,308	$595,841,026
Undistributed net investment income	$1,778,251	$17,984	$28,364,305	$17,976,409

(1)Share transactions
Shares sold
Class A	3,638,470		43,833,319		28,711,696		17,128,565
Reinvestment of distributions
Class A	—		88,262		—		2,199,884
Shares redeemed
Class A	(1,587,564)		(714,651)		(6,495,735)		(8,118,035)
Net increase
Class A	2,050,906		43,206,930		22,215,961		11,210,414
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$467,516,164	(b)	$874,502,811	(c)	$703,974,274	(d)	$1,049,427,291	(e)
Proceeds from sales of securities	438,214,260	(b)	443,693,883	(c)	452,827,403	(d)	936,728,772	(e)

(a)  Period from September 16, 2013 (commencement of operations).

(b)  Amounts include $167,096,422 and $184,887,541 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $431,896,996 and $365,286,112 of purchases and sales, respectively, of U.S. Government Securities.

(d)  Amounts include $400,185,047 and $265,218,943 of purchases and sales, respectively, of U.S. Government Securities.

(e)  Amounts include $492,345,725 and $525,020,112 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL Money Market Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Operations
Net investment income	$75,888	$239,750
Net realized gain	16,432	54,126
Net change in unrealized appreciation	—	—
Net increase in net assets from operations	92,320	293,876
Distributions to shareholders
From net investment income
Institutional Class	(75,904)	(239,750)
From net realized gains
Institutional Class	—	—
Total distributions to shareholders	(75,904)	(239,750)
Share transactions(1)
Proceeds from the sale of shares
Institutional Class	15,361,284,006	29,101,347,235
Cost of shares redeemed
Institutional Class	(15,067,638,686)	(28,747,891,223)
Net increase in net assets from share transactions	293,645,320	353,456,012
Net increase net assets	293,661,736	353,510,138
Net assets beginning of period	2,477,692,616	2,124,182,478
Net assets end of period	$2,771,354,352	$2,477,692,616
Undistributed net investment income	$100,874	$100,890

(1)Share transactions
Shares sold
Institutional Class	15,361,284,006		29,101,347,235
Shares redeemed
Institutional Class	(15,067,638,686)		(28,747,891,223)
Net increase
Institutional Class	293,645,320		353,456,012
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$863,026,927	(a)	$1,641,560,671	(b)
Proceeds from sales of securities	1,006,779,998	(a)	1,409,182,521	(b)

(a) Amounts include $575,707,397 and $639,762,998 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $863,078,413 and $878,337,526 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from
		Investment Operations				Distributions from						Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Low Duration Bond Fund
06/30/2014	$10.02	$0.04		$0.05	$0.09	$—		$—		$10.11	0.90%	$457,754	102	%(e)	0.78%		0.78%		0.81%
12/31/2013(f)	10.00	0.02		0.02	0.04	(0.02)		(0.00	)(g)	10.02	0.41	432,907	125	(e)	0.75		0.75		0.57
JNL/PPM America Total Return Fund
06/30/2014	11.36	0.17		0.45	0.62	—		—		11.98	5.46	894,411	65	(i)	0.81		0.81		2.98
12/31/2013	11.83	0.33		(0.31)	0.02	(0.19)		(0.30)		11.36	0.20	595,841	102	(i)	0.80		0.80		2.84
12/31/2012	10.72	0.25		0.86	1.11	(0.00	)(g)	(0.00	)(g)	11.83	10.44	487,664	229	(i)	0.80		0.80		2.15
12/31/2011(j)	11.73	0.04		0.04	0.08	(0.49)		(0.60)		10.72	0.87	301,591	33	(i)	0.76	(h)	0.76	(h)	2.41
10/31/2011	12.38	0.50		0.27	0.77	(0.54)		(0.88)		11.73	7.25	29,476	302	(i)	0.61		0.61		4.36
10/31/2010	11.94	0.53		1.09	1.62	(0.49)		(0.69)		12.38	14.88	27,488	246	(i)	0.60		0.60		4.56
10/31/2009(k)	10.00	0.40		1.54	1.94	—		—		11.94	19.40	23,923	476	(i)	0.80		0.80		4.39
JNL Money Market Fund
06/30/2014	1.00	0.00	(g)	—	—	(0.00	)(g)	—		1.00	0.00	2,771,354	n/a		0.16		0.19		0.01
12/31/2013	1.00	—		—	—	(0.00	)(g)	—		1.00	0.01	2,477,693	n/a		0.18		0.19		0.01
12/31/2012	1.00	—		—	—	(0.00	)(g)	—		1.00	0.05	2,124,182	n/a		0.19		0.19		0.05
12/31/2011(j)	1.00	—		—	—	(0.00	)(g)	—		1.00	0.01	2,040,502	n/a		0.19		0.19		0.03
10/31/2011	1.00	—		—	—	(0.00	)(g)	—		1.00	0.05	1,894,400	n/a		0.19		0.20		0.05
10/31/2010	1.00	—		—	—	(0.00	)(g)	—		1.00	0.06	1,510,322	n/a		0.20		0.20		0.06
10/31/2009	1.00	0.01		—	0.01	(0.01)		—		1.00	0.60	844,206	n/a		0.21		0.21		0.49

(a)  Calculated using the average shares method.

(b)  Annualized for periods less than one year.

(c)  Total return assumes reinvestment of all distributions for the period.  Total return is not annualized for periods less than one year.

(d)  Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.

(e)  Portfolio turnover including dollar roll transactions for JNL/PPM America Low Duration Bond Fund was 129% and 112% in 2013 and 2014, respectively.

(f)  Commencement of operations for JNL/PPM America Low Duration Bond Fund was September 16, 2013.

(g)  Amount represents less than $0.005.

(h)  The JNL/PPM America Total Return Fund began charging an annual 12b-1 fee of 0.20% of average daily net assets on December 12, 2011.

(i)  Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 647% for the period ended October 31, 2009, 454% for the year ended October 31, 2010, 410% for the year ended October 31, 2011, 56% for the period ended December 31, 2011, 328% for the year ended December 31, 2012, 168% for the year ended December 31, 2013 and 84% for the period ended June 30, 2014.

(j)  For the two months ended December 31, 2011.

(k) Commencement of operations for JNL/PPM America Total Return Fund was December 29, 2008.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 1.  ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, (“1933 Act”) as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of three (3) separate Funds, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the Sub-Adviser, and JNL Money Market Fund, for which Wellington Management Company, LLP serves as Sub-Adviser.  JNL/PPM America Low Duration Bond Fund, JNL/PPM America Total Return Fund and JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  PPM America, Inc., the Sub-Adviser for JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund, is an affiliate of JNAM.  At June 30, 2014, affiliated investment companies owned 100% of the outstanding capital shares of JNL/PPM America Low Duration Bond Fund, JNL/PPM America Total Return Fund and JNL Money Market Fund.

JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund presently offer one class of shares, Class A, which are available for investment to certain Funds in the JNL Series Trust, an open end management investment company advised by JNAM. JNL Money Market Fund offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors but are available for investment to affiliated Funds.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund generally declare and pay dividends from net investment income annually, but may pay more frequently to avoid excise tax.  JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Recent Accounting Pronouncements - In June 2014, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures”.  The amendments in this ASU change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  ASU 2014-11 is effective for the first interim and annual period beginning on or after December 15, 2014.  Management is currently evaluating the impact ASU 2014-11 will have on the Funds’ financial statements.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, centrally cleared swap agreements or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$143,895,826	$—	$143,895,826
Corporate Bonds and Notes	—	257,454,268	—	257,454,268
Government and Agency Obligations	—	51,085,209	—	51,085,209
Short Term Investments	18,320,846	—	—	18,320,846
Fund Total	$18,320,846	$452,435,303	$—	$470,756,149

JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$57,790,884	$—	$57,790,884
Corporate Bonds and Notes(1)	—	509,113,654	11,975,029	521,088,683
Government and Agency Obligations	—	277,132,391	—	277,132,391
Preferred Stocks	8,654,075	—	—	8,654,075
Short Term Investments	160,173,456	—	—	160,173,456
Fund Total	$168,827,531	$844,036,929	$11,975,029	$1,024,839,489

JNL Money Market Fund
Corporate Bonds and Notes	$—	$371,316,471	$—	$371,316,471
Government and Agency Obligations	—	463,916,395	—	463,916,395
Short Term Investments	—	1,421,803,136	—	1,421,803,136
Fund Total	$—	$2,257,036,002	$—	$2,257,036,002

(1)Unfunded commitments in JNL/PPM America Total Return Fund are not reflected in the Schedules of Investments.  Unrealized appreciation on unfunded commitments are reflected as an asset in the table.  See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$320,011	$—	$—	$320,011
Fund Total	$320,011	$—	$—	$320,011

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(21,788)	$—	$—	$(21,788)
Fund Total	$(21,788)	$—	$—	$(21,788)

JNL/PPM America Total Return Fund
Open Futures Contracts	$(73,316)	$—	$—	$(73,316)
Fund Total	$(73,316)	$—	$—	$(73,316)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2014.

NOTE 4.  SECURITIES INVESTMENTS, INVESTMENT RISKS AND REGULATORY MATTERS

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.

Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, a Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Funds may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ending June 30, 2014, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund did not transact in treasury transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Lending and Securities Lending Collateral - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Fund receives a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  The investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  A Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower.  Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments (in thousands) at June 30, 2014:

	Unfunded Commitment	Appreciation
JNL/PPM America Total Return Fund
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	$976,522	$8,577

Net unrealized appreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation on investments in the Statements of Operations.

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts - A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Centrally cleared swap agreements are executed and centrally cleared with a DCO.

Centrally cleared swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  Daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.   Entering into centrally cleared swap agreements involves, to varying degrees, elements of interest, credit and market risk in excess of the variation margin recorded by the Fund.

Credit Default Swap Agreements on Credit Indices — A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Credit default swap agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The following disclosures include:  (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table of the fair valuations of the JNL/PPM America Total Return Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2014.  The JNL/PPM America Low Duration Bond Fund held only one type of derivative during the year and is not included in the tables as the location on the Statements of Assets and Liabilities as receivable or payable for variation margin and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on the Fund’s respective statements.  (3) A table reflecting each Fund’s average monthly derivative volume for the period ended June 30, 2014.

None of the derivative instruments held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2014.  Net exposure to a Fund for futures contracts and centrally cleared swaps is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts.

Fund Derivative Strategies - The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund used futures contracts to manage exposure to or hedge changes in interest rates, foreign currency rates and to replicate treasury bond positions.  The JNL/PPM America Total Return Fund used centrally cleared credit default swap agreements to provide a measure of protection against defaults of issuers and to manage credit exposure.

JNL/PPM America Total Return Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$367	$367
	$—	$—	$—	$367	$367
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$23,275	$95,851	$119,126
	$—	$—	$23,275	$95,851	$119,126

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/PPM America Total Return Fund - Derivative Instruments Categorized by Risk Exposure (continued)

	Credit	Equity	Foreign Exchange	Interest Rate	Total
The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$19,451	$—	$—	$—	$19,451
Futures contracts	—	—	135,012	(2,761,501)	(2,626,489)
	$19,451	$—	$135,012	$(2,761,501)	$(2,607,038)
Net change in unrealized appreciation (depreciation) on:
Futures contracts and centrally cleared swap agreements	$—	$—	$(72,251)	$(1,165,662)	$(1,237,913)
	$—	$—	$(72,251)	$(1,165,662)	$(1,237,913)

The derivative instruments outstanding as of June 30, 2014, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2014, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. The following is the average monthly derivative volume for the Funds during the period ended June 30, 2014:

	Notional Value at Purchase of Futures Contracts	Notional Amount of Credit Default Swap Agreements
JNL/PPM America Low Duration Bond Fund	$56,205,289	$—
JNL/PPM America Total Return Fund	121,401,448	714,286

Pledged Collateral - The following table summarizes cash and securities collateral pledged for the Funds at June 30, 2014:

Futures Contracts
Pledged Cash

JNL/PPM America Low Duration Bond Fund	$388,377
JNL/PPM America Total Return Fund	1,548,085

NOTE 7.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.  The JNL/PPM America Low Duration Bond Fund is obligated to pay JNAM an annual rate of 0.45% for net assets up to $500 million and 0.40% for net assets over $500 million.  The JNL/PPM America Total Return Fund is obligated to pay JNAM an annual rate of 0.50% for net assets up to $1 billion and 0.45% for net assets over $1 billion.  The JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee - JNAM also serves as the “Administrator” to the Funds.  The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund pay JNAM an Administrative Fee at an annual rate of 0.10% of the average daily net assets of each Fund which is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the administration agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees.  Additionally, JNAM provides transfer agency services.

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, effective November 1, 2010, JNAM agreed to waive fees and reimburse expenses of the JNL Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding brokerage expense, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year.  In addition, when the Fund receives income sufficient to pay a dividend, JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years following the reimbursement period.  During the period ended June 30, 2014, JNAM did not recover any previously reimbursed expenses.  At June 30, 2014, the amounts of potentially recoverable expenses was $236,263 that expires on December 31, 2016 and $444,245 that expires on December 31, 2017.  The amount of waived expenses is recorded as expense waiver in the Fund’s Statement of Operations.

Rule 12b-1 Fees - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund adopted a Distribution Plan under the provisions under Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares.  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries.  For the JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund, the maximum annual 12b-1 fee allowed is 0.20% of the average daily net assets attributable to Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.  Institutional Class shares of JNL Money Market Fund have no Rule 12b-1 Fees.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustees.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for Trustees fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in Trustees fees set forth in the Statements of Operations.

Investments in Affiliates - JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedule of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  During the period ended June 30, 2014, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2014. There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$10,913,042	$9,792,698	$383
JNL/PPM America Total Return Fund	30,643,344	78,214,744	1,578

NOTE 8.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian Capital, LLC, an affiliate of JNAM, in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 6, 2014, the Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 6, 2014, the amount available under the facility was $300,000,000.  Also effective June 6, 2014, JNL/PPM America Low Duration Bond Fund was added to the SCA.  Prior to this date, the Fund did not participate in the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets.  No amounts were borrowed under the facility during the period.  The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 9.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2013, the Funds’ last fiscal year end, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.

At December 31, 2013, the Funds’ last fiscal year end, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2013 (“Post-October losses”).

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2014

As of June 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Low Duration Bond Fund	$469,266,973	$1,864,549	$(375,373)	$1,489,176
JNL/PPM America Total Return Fund	1,006,762,756	21,714,521	(3,646,365)	18,068,156
JNL Money Market Fund	2,257,036,002	—	—	—

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/PPM America Low Duration Bond Fund	$889,074	$—
JNL/PPM America Total Return Fund	23,379,552	1,501,135
JNL Money Market Fund	239,750	—

*                 Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2010, 2011, 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2014.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Investors Series Trust (Unaudited)

Additional Disclosures

June 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the U.S. Securities and Exchange Commission SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/01/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/01/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Low Duration Bond Fund
Class A	$1,000.00	$1,009.00	0.78%	$3.89	$1,000.00	$1,020.93	0.78%	$3.91
JNL/PPM America Total Return Fund
Class A	1,000.00	1,054.60	0.81	4.13	1,000.00	1,020.78	0.81	4.06
JNL Money Market Fund
Institutional Class	1,000.00	1,000.00	0.16	0.79	1,000.00	1,024.00	0.16	0.80

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL INVESTORS SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2014:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$2,912	$0	$0	$115,000
Ellen Carnahan	$2,975	$0	$0	$117,500	(3)
William J. Crowley, Jr. (2)	$3,418	$0	$0	$135,000	(4)
Michelle Engler	$2,912	$0	$0	$115,000
John Gillespie	$2,722	$0	$0	$107,500
Richard McLellan	$2,785	$0	$0	$110,000
William R. Rybak	$3,102	$0	$0	$122,500
Edward Wood	$2,975	$0	$0	$117,500	(5)
Patricia Woodworth	$2,722	$0	$0	$107,500

(1)             The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC.  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $1,047,500.

(2)             Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3)             Amount includes $58,750 deferred by Ms. Carnahan.

(4)             Amount includes $108,000 deferred by Mr. Crowley.

(5)             Amount includes $117,500 deferred by Mr. Wood.

You can obtain a copy of the current Statement of Additional Information or the most recent Annual or Semi-Annual Reports without charge, by calling 1-800-392-2909, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

JNL INVESTORS SERIES TRUST (“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on May 12, 2014 and June 2-4, 2014, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”) considered information relating to the continuation of these Agreements.  In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2015.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by JNAM.  The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”).  The performance reviewed by the Board was for periods ended on December 31, 2013 (unless otherwise noted).  When available, the Board considered one-, three-, five-, and ten-year performance.

JNL Money Market Fund.  The Board considered that, while the Fund underperformed its benchmark for all periods, this is due mostly to low Treasury yields.  The Board further considered that the Adviser is waiving a portion of its advisory fee to attain a positive total return for the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Total Return Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Low Duration Bond Fund.  The Board took into account that the Fund had less than one year of performance data available and considered that the Fund commenced operations in September 2013.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Money Market Fund.  The Board considered that the Fund’s sub-advisory fee is lower than the peer group average as is the Fund’s total expense ratio (though its advisory fee is higher).  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Total Return Fund.  The Board considered that the Fund’s advisory fee is two basis points higher than the peer group average and the sub-advisory fee is equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Low Duration Bond Fund.  The Board considered that the advisory fee is one basis point higher than the peer group average and the sub-advisory fee is three basis points higher than the peer group average.  The Board also noted that the total expense ratio was below that of the peer group average. The Board concluded that the advisory fees and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

CMV8375 06/14

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 5, 2014

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.